Certain Long Duration Contracts - Additional Information (Detail) $ in Millions		12 Months Ended
		Dec. 31, 2015 USD ($) Security	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Certain Long Duration Contracts Textual [Abstract]
Number of primary guarantee types | Security		4
Guaranteed return of deposits period one		5 years
Guaranteed return of deposits period two		7 years
Guaranteed return of deposits period three		10 years
Realized investment gains,net		$ 82.0	$ (1,078.0)	$ 678.0
Amortization of deferred policy acquisition costs		68.0	207.0	$ 374.0
Reserve balances on guarantees		548.0	401.0
GMDB [Member]
Certain Long Duration Contracts Textual [Abstract]
Paid claims for variable annuity contracts with guarantees		20.0	11.0
General account value for annuity contracts		2.7	351.0
Reserve balances on guarantees		148.0	76.0
GLWB [Member]
Certain Long Duration Contracts Textual [Abstract]
Realized investment gains,net		187.0
Increase to benefits and claim		164.0
Amortization of deferred policy acquisition costs		28.0
General account value for annuity contracts		1.4	185.0
Annuity claims paid		0.0	0.0
Reserve balances on guarantees	[1]	$ 180.0	$ 185.0

[1]	Certain prior period amounts related to contracts with a hybrid accumulation/withdrawal benefit have been reclassified to conform with current period presentation.